Victory Portfolios

4900 Tiedeman Road, 4th Floor

Brooklyn, Ohio 44144

March 4, 2019

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:                             Victory Portfolios

File Nos. 033-08982; 811-04852

Ladies and Gentlemen:

On behalf of Victory Portfolios (the “Registrant”) with respect to each of the (i) Victory Diversified Stock Fund, (ii) Victory INCORE Fund for Income, (iii) Victory INCORE Investment Grade Convertible Fund, (iv) Victory NewBridge Large Cap Growth Fund, (v) Victory Special Value Fund, (vi) Victory Strategic Allocation Fund, (vii) Victory Sycamore Established Value Fund and (viii) Victory Sycamore Small Company Opportunity Fund (collectively, the “Funds”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that with respect to the Funds:

(1)         The forms of prospectuses that would have each been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 165 under the Securities Act to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), constituting the most recent amendment to this Registration Statement; and

(2)         The text of the Amendment was filed electronically with the Securities and Exchange Commission on February 26, 2019, accession number 0001104659-19-010748.

If you have any questions or comments regarding this filing, please call Jay Baris of Shearman & Sterling LLP at 212-848-4100.

Very truly yours,

Victory Portfolios

By:	/s/ Christopher K. Dyer
Christopher K. Dyer
President